10. Promissory Notes: Schedule of continuity of pomissory notes payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Details
Promissiry notes - Balance	$ 81,513	$ 0
Promissiry notes - Issuance	150,000	100,000
Promissiry notes - Interest	8,544	16,432
Promissiry notes - Repayments		(34,919)
Promissiry notes - Balance	240,057	$ 81,513
Promissiry notes - Current portion	(87,579)
Promissiry notes - Non-current portion	$ 152,478